Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of property, plant and equipment by class of assets

	Land, buildings and improvement	Equipment and other assets (1)	Assets under construction (2)	Exploration and development costs (3)	Right-of-use assets	Total
Balance at January 1, 2025	2,485	45,807	24,384	35,921	27,688	136,285
Cost	3,895	96,963	30,321	67,357	42,366	240,902
Accumulated depreciation and impairment (4)	(1,410)	(51,156)	(5,937)	(31,436)	(14,678)	(104,617)
Additions	41	209	17,391	164	13,527	31,332
Decommissioning costs - Additions to / review of estimates	−	−	−	(68)	−	(68)
Capitalized borrowing costs	−	−	2,044	−	−	2,044
Write-offs	(1)	(43)	(570)	(108)	(38)	(760)
Transfers (5)	(395)	7,368	(9,044)	3,860	1	1,790
Transfers to assets held for sale	−	1	−	(45)	−	(44)
Depreciation, amortization and depletion	(93)	(5,732)	−	(4,913)	(7,646)	(18,384)
Impairment recognition (note 25)	(3)	(764)	(452)	(374)	(257)	(1,850)
Impairment reversal (note 25)	32	84	233	2	13	364
Translation adjustment	326	5,732	3,134	4,455	3,684	17,331
Balance at December 31, 2025	2,392	52,662	37,120	38,894	36,972	168,040
Cost	4,417	116,063	42,752	77,977	58,273	299,482
Accumulated depreciation and impairment (4)	(2,025)	(63,401)	(5,632)	(39,083)	(21,301)	(131,442)

Balance at January 1, 2024	2,687	58,409	21,516	40,432	30,380	153,424
Cost	4,634	118,173	31,467	74,809	44,829	273,912
Accumulated depreciation and impairment (4)	(1,947)	(59,764)	(9,951)	(34,377)	(14,449)	(120,488)
Additions	21	381	15,203	102	10,492	26,199
Decommissioning costs - Additions to / review of estimates	−	−	−	6,393	−	6,393
Capitalized borrowing costs	−	−	1,558	−	−	1,558
Write-offs	(8)	(53)	(300)	(9)	(66)	(436)
Transfers (5)	482	5,126	(7,641)	2,592	10	569
Transfers to assets held for sale	−	20	(5)	(402)	69	(318)
Depreciation, amortization and depletion	(78)	(4,963)	−	(3,699)	(6,213)	(14,953)
Impairment recognition (note 25)	(2)	(439)	(324)	(864)	(45)	(1,674)
Impairment reversal (note 25)	4	140	11	19	13	187
Translation adjustment	(621)	(12,814)	(5,634)	(8,643)	(6,952)	(34,664)
Balance at December 31, 2024	2,485	45,807	24,384	35,921	27,688	136,285
Cost	3,895	96,963	30,321	67,357	42,366	240,902
Accumulated depreciation and impairment (4)	(1,410)	(51,156)	(5,937)	(31,436)	(14,678)	(104,617)
(1) Composed of production platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, and other operating, storage and production plants, including subsea equipment for the production and flow of oil and gas, depreciated based on the units of production method.
(2) See note 13 for assets under construction by operating segment.
(3) Composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated with proved reserves and other costs directly associated with the exploration and production of oil and gas, except for assets under "Equipment and other assets".
(4) In the case of land and assets under construction, refers only to impairment losses.
(5) Mainly includes transfers between classes of assets and transfers from advances to suppliers.

Schedule of useful life of assets

Asset	Weighted average useful life in years
Buildings and improvement	38 (between 25 and 50)
Equipment and other assets	23 (between 1 to 31) - except assets by the units of production method
Exploration and development costs	Units of production method or 20 years
Right-of-use	14 (between 2 and 50)

Schedule of estimated useful life of buildings and improvements, equipment and other assets

	Buildings and improvements, equipment and other assets

Estimated useful life	Cost	Accumulated depreciation	Balance at December 31, 2025
5 years or less	6,446	(5,020)	1,426
6 - 10 years	8,884	(6,318)	2,566
11 - 15 years	5,024	(3,091)	1,933
16 - 20 years	29,954	(20,607)	9,347
21 - 25 years	29,866	(10,844)	19,022
25 - 30 years	11,812	(5,124)	6,688
30 years or more	5,385	(2,538)	2,847
Units of production method	22,905	(11,835)	11,070
Total	120,276	(65,377)	54,899
Buildings and improvements	4,213	(1,976)	2,237
Equipment and other assets	116,063	(63,401)	52,662

Schedule of accumulated depreciation and impairment

	Platforms	Vessels	Properties	Total
Cost	28,617	26,632	3,024	58,273
Accumulated depreciation and impairment	(6,692)	(13,593)	(1,016)	(21,301)
Without contractual readjustment clauses	−	(10,917)	(281)	(11,198)
With contractual readjustment clauses - abroad	(6,692)	(1,174)	−	(7,866)
With contractual readjustment clauses - Brazil	−	(1,502)	(735)	(2,237)
Balance at December 31, 2025	21,925	13,039	2,008	36,972
Cost	22,484	17,542	2,340	42,366
Accumulated depreciation and impairment	(4,712)	(9,216)	(750)	(14,678)
Without contractual readjustment clauses	−	(7,489)	(121)	(7,610)
With contractual readjustment clauses - abroad	(4,712)	(731)	−	(5,443)
With contractual readjustment clauses - Brazil	−	(996)	(629)	(1,625)
Balance at December 31, 2024	17,772	8,326	1,590	27,688